Condensed group statement of changes in equity $ in Millions, € in Billions	USD ($)	Equity attributable to owners of parent [member] USD ($)	Non-controlling interests, hybrid bonds USD ($)		Non-controlling interests, hybrid bonds EUR (€)	Non-controlling interests, other interest USD ($)
Equity at beginning of period at Dec. 31, 2024	$ 78,318	$ 59,246	$ 16,649			$ 2,423
Comprehensive income	5,171	4,439	402			330
Dividends recognised as distributions to owners	(2,734)	(2,515)				(219)
Cash flow hedges transferred to the balance sheet, net of tax	(4)	(4)
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount	(2,511)	(2,511)
Increase (decrease) through share-based payment transactions, equity	594	594
Increase (decrease) through other changes, equity	500	0	500
Payments on increase (decrease) though other changes, equity	(520)	(9)	(511)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	966	0				966
Equity at end of period at Jun. 30, 2025	79,780	59,240	17,040			3,500
Equity at beginning of period at Dec. 31, 2025	74,000	53,052	15,955			4,993
Comprehensive income	8,360	7,616	371			373
Dividends recognised as distributions to owners	(2,951)	(2,574)				(377)
Cash flow hedges transferred to the balance sheet, net of tax	(1)	(1)				0
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount	(114)	(114)
Increase (decrease) through share-based payment transactions, equity	498	498
Redemption of other changes, equity, net of tax	(2,881)	(65)	(2,816)	[1]	€ 2.5
Payments on increase (decrease) though other changes, equity	(495)	0	(495)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity	4	16				(12)
Equity at end of period at Jun. 30, 2026	$ 76,420	$ 58,428	$ 13,015			$ 4,977

[1]	In the second quarter 2026, BP Capital Markets p.l.c. exercised its option to redeem €2.5 billion of hybrid bonds.